Financial instruments - Derivatives designated as hedge accounting (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Designated as hedges
Fair value	R$ (430.5)	R$ (426.9)
Balance at the beginning of the year	(11.2)
Deferred tax effect	(2.9)	(3.5)
Balance at the end of the year	(9.2)	(11.2)
Cash flow hedge reserve
Designated as hedges
Balance at the beginning of the year	(11.2)	(33.8)
Transactions settled during the year	(1.9)	6.4
Fair value adjustment	1.0	12.7
Deferred tax effect	2.9	3.5
Balance at the end of the year	(9.2)	(11.2)
Cash flow hedge
Designated as hedges
Notional amount	67.3	87.4
Fair value	(12.0)	(14.7)
Fair value hedge
Designated as hedges
Gain (loss) on ineffectiveness	0.0
Loans and financing | Cash flow hedge
Designated as hedges
Notional amount	67.3	87.4
Fair value	(12.0)	(14.7)
Interest rate swap contract | Cash flow hedge reserve
Designated as hedges
Fair value		(14.7)
Interest rate swap contract | Cash flow hedge
Designated as hedges
Fair value	(12.0)	(14.7)
Total notional of the finance leases and loan	67.3	87.4
Unrealized gain (loss) on fair value hedge		(14.7)
Interest rate swap contract | Fair value hedge
Designated as hedges
Notional amount	101.7	103.7
Unrealized gain (loss) on fair value hedge	R$ 6.0	R$ 4.7